Group statement of changes in equity (Parenthetical) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Statement of changes in equity [abstract]
Sharebased Payment Transactions Reclassification Of Cash Settled Awards	$ (3)